Share-based payment arrangements - Measurement of fair value (Details)										3 Months Ended			12 Months Ended
	Apr. 01, 2022 shares	Apr. 01, 2021 shares	Apr. 01, 2020 shares	Apr. 01, 2019 shares	Jan. 08, 2019 shares	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 shares	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2020	Dec. 31, 2022 EUR (€) shares day € / shares	Dec. 31, 2021 shares $ / shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 $ / shares € / shares	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in eur per share) | € / shares													€ 0		€ 0
Share price at grant date (in eur per share) | € / shares													€ 0	€ 7.732	€ 7.732	€ 7.732
Vesting period														5 years	5 years
Number of options granted (in shares)													0	0	0
Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)									236,590
Long term incentive plan 2015 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									13 years									3 years
Annual vesting percentage																		40.00%
Equity instruments granted (in shares)									236,590
Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return													75.00%
Percentage of awards subject to absolute total shareholder return													25.00%
Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																	5 years
Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return													75.00%
Percentage of awards subject to absolute total shareholder return													25.00%
Long term incentive plan 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return													75.00%
Percentage of awards subject to absolute total shareholder return													25.00%
Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in eur per share) | € / shares													€ 15.69
Phantom Share Units (PSUs) | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)								54,616
Phantom Share Units (PSUs) | Long term incentive plan 2016 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks outstanding (in shares)													0
Equity instruments granted (in shares)								54,616
Phantom Share Units (PSUs) | Long term incentive plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks outstanding (in shares)													0
Equity instruments granted (in shares)							66,449
Phantom Share Units (PSUs) | Long term incentive plan 2017 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)							66,449
Phantom Share Units (PSUs) | Long term incentive plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks outstanding (in shares)													0
Share price at grant date (in eur per share) | € / shares																	€ 7.237
Equity instruments granted (in shares)						154,432
Phantom Share Units (PSUs) | Long term incentive plan 2018 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks outstanding (in shares)													0
Equity instruments granted (in shares)						154,432
Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)					1,200,000								0
Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)					1,200,000
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years	3 years	3 years
Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)	163,022		144,392	152,346
Restricted stock units | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									60.00%
Equity instruments granted (in shares)									65,433
Restricted stock units | Long term incentive plan 2015 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage																		60.00%
Equity instruments granted (in shares)									65,433
Restricted stock units | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years									3 years
Annual vesting percentage				100.00%
Equity instruments granted (in shares)				152,346
Number of options granted (in shares)				152,346
Vested awards (in shares)													105,626
Restricted stock units | Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years										3 years
Annual vesting percentage			100.00%
Equity instruments granted (in shares)			144,392
Vested awards (in shares)													76,166
Restricted stock units | Long term incentive plan 2020 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																3 years
Annual vesting percentage																100.00%
Equity instruments granted (in shares)			144,392
Restricted stock units | Long term incentive plan 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years											3 years
Annual vesting percentage		100.00%
Equity instruments granted (in shares)		193,387
Vested awards (in shares)													64,462
Restricted stock units | Long term incentive plan 2021 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														3 years	3 years
Annual vesting percentage														100.00%	100.00%
Equity instruments granted (in shares)		193,387
Number of options granted (in shares)		193,387
Tranche 1 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | €													€ 1.853
Share price at grant date (in eur per share) | € / shares													€ 10.050
Exercise price (in eur per share) | € / shares													€ 10.0475
Expected volatility (weighted average)													39.63%
Expected life (days) (weighted average) | day													365
Expected dividends													8.00%
Risk-free interest rate													0.66%
Tranche 1 | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return													25.00%
Percentage of awards subject to absolute total shareholder return													8.33%
Tranche 1 | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)													33.43%
Risk-free interest rate													1.69%
Expected vesting period (years)													3 years 18 days
Tranche 1 | Phantom Share Units (PSUs) | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage													33.30%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage													33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period													2 years
Annual vesting percentage													33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage													33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2017 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period													2 years
Annual vesting percentage													33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage													33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2018 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period													2 years
Annual vesting percentage													33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage												12.00%					12.00%
Target share price (in USD per share) | $ / shares																	€ 12
Tranche 1 | Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage												12.00%		12.00%	12.00%
Target share price (in USD per share) | $ / shares														€ 12
Tranche 2 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | €													€ 1.853
Share price at grant date (in eur per share) | € / shares													€ 10.050
Exercise price (in eur per share) | € / shares													€ 10.0475
Expected volatility (weighted average)													39.63%
Expected life (days) (weighted average) | day													730
Expected dividends													8.00%
Risk-free interest rate													0.66%
Tranche 2 | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return													25.00%
Percentage of awards subject to absolute total shareholder return													8.33%
Tranche 2 | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)													33.43%
Risk-free interest rate													1.69%
Expected vesting period (years)													3 years 4 months 17 days
Tranche 2 | Phantom Share Units (PSUs) | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage													33.30%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage													33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period													3 years
Annual vesting percentage													33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage													33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2017 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period													3 years
Annual vesting percentage													33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage													33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2018 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period													3 years
Annual vesting percentage													33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage																	19.00%
Target share price (in USD per share) | $ / shares																	€ 14
Tranche 2 | Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage											19.00%			16.00%	16.00%
Target share price (in USD per share) | $ / shares														€ 14
Tranche 3 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | €													€ 1.853
Share price at grant date (in eur per share) | € / shares													€ 10.050
Exercise price (in eur per share) | € / shares													€ 10.0475
Expected volatility (weighted average)													39.63%
Expected life (days) (weighted average) | day													1,095
Expected dividends													8.00%
Risk-free interest rate													0.66%
Tranche 3 | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return													25.00%
Percentage of awards subject to absolute total shareholder return													8.33%
Tranche 3 | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)													33.43%
Risk-free interest rate													1.69%
Expected vesting period (years)													3 years 8 months 8 days
Tranche 3 | Phantom Share Units (PSUs) | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage													33.30%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage													33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period													4 years
Annual vesting percentage													33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage													33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2017 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period													4 years
Annual vesting percentage													33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage													33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2018 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period													4 years
Annual vesting percentage													33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage																	25.00%
Target share price (in USD per share) | $ / shares																	€ 16
Tranche 3 | Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										25.00%				25.00%	25.00%
Target share price (in USD per share) | $ / shares														€ 16
Tranche 4 | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)													33.43%
Risk-free interest rate													1.69%
Expected vesting period (years)													3 years 11 months 23 days
Tranche 4 | Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage																	44.00%
Target share price (in USD per share) | $ / shares																	€ 18
Tranche 4 | Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										44.00%				44.00%	44.00%
Target share price (in USD per share) | $ / shares														€ 18